Share-based payments - Restricted share unit plan (Details)		3 Months Ended		9 Months Ended
	Sep. 25, 2025 shares	May 31, 2026 USD ($)	May 31, 2025 USD ($)	May 31, 2026 USD ($) shares	May 31, 2025 USD ($)
Share-based payments
Number RSUs granted to Chief Executive Officer | shares	1,250			1,250
Stock based compensation expense		$ 21,035	$ 8,440	$ 65,146	$ 31,660
Restricted share unit
Share-based payments
Stock based compensation expense		$ 18,270		$ 49,250	$ 0